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                                                      --------------------------
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                                                       hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08697
                                                     ---------

                         AIM Special Opportunities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

    Robert H. Graham   11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 07/31/05
                          --------

Item 1.  Schedule of Investments.

                            AIM OPPORTUNITIES I FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              OPP1-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                     MARKET
                                                                          SHARES                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.69%
ADVERTISING--1.12%
Arbitron Inc.                                                                  98,300                         $        4,079,450
=================================================================================================================================

AEROSPACE & DEFENSE--0.64%
Moog Inc.-Class A                                (a)                           60,300                                  1,903,671
---------------------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc.                              (a)                           10,400                                    419,640
=================================================================================================================================
                                                                                                                       2,323,311
=================================================================================================================================

APPAREL RETAIL--3.62%
Abercrombie & Fitch Co.-Class A                                                73,300                                  5,281,265
---------------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                             54,200                                  2,342,524
---------------------------------------------------------------------------------------------------------------------------------
Genesco Inc.                                     (a)                          148,500                                  5,534,595
=================================================================================================================================
                                                                                                                      13,158,384
=================================================================================================================================

APPLICATION SOFTWARE--2.99%
Autodesk, Inc.                                                                 86,800                                  2,967,692
---------------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems Inc.                                                  81,000                                  2,971,080
---------------------------------------------------------------------------------------------------------------------------------
Intervoice, Inc.                                 (a)                          178,100                                  1,558,375
---------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                   (a)                          181,900                                  3,366,969
=================================================================================================================================
                                                                                                                      10,864,116
=================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.28%
BKF Capital Group, Inc.                                                        29,400                                  1,002,246
=================================================================================================================================

AUTOMOTIVE RETAIL--1.25%
CSK Auto Corp.                                   (a)                          243,000                                  4,546,530
=================================================================================================================================

BUILDING PRODUCTS--0.60%
ElkCorp.                                                                       65,700                                  2,187,810
=================================================================================================================================

CASINOS & GAMING--0.59%
Boyd Gaming Corp.                                                              40,800                                  2,139,552
=================================================================================================================================

COMMERCIAL PRINTING--0.85%
Harland (John H.) Co.                                                          79,800                                  3,082,674
=================================================================================================================================


OPP1-QTR-1

                                                                                                                     MARKET
                                                                          SHARES                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMODITY CHEMICALS--2.38%
Georgia Gulf Corp.                                                            173,900                         $        5,517,847
---------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                        98,800                                  3,124,056
=================================================================================================================================
                                                                                                                       8,641,903
=================================================================================================================================

COMMUNICATIONS EQUIPMENT--4.14%
CommScope, Inc.                                  (a)                          256,300                                  4,328,907
---------------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                               109,800                                  2,734,020
---------------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc.                     (a)                          515,700                                  5,915,079
---------------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc.                                (a)                          196,200                                  2,052,252
=================================================================================================================================
                                                                                                                      15,030,258
=================================================================================================================================

COMPUTER HARDWARE--2.98%
Apple Computer, Inc.                             (a)                           56,500                                  2,409,725
---------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                        (a)                           93,200                                  3,771,804
---------------------------------------------------------------------------------------------------------------------------------
Intergraph Corp.                                 (a)                          108,400                                  4,122,452
---------------------------------------------------------------------------------------------------------------------------------
Stratasys, Inc.                                  (a)                           16,900                                    514,098
=================================================================================================================================
                                                                                                                      10,818,079
=================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--2.10%
Hutchinson Technology Inc.                       (a)                           68,300                                  2,273,707
---------------------------------------------------------------------------------------------------------------------------------
Komag, Inc.                                      (a)                          127,400                                  4,520,152
---------------------------------------------------------------------------------------------------------------------------------
UNOVA, Inc.                                      (a)                           29,900                                    823,745
=================================================================================================================================
                                                                                                                       7,617,604
=================================================================================================================================

ELECTRIC UTILITIES--1.76%
Edison International                                                          156,300                                  6,389,544
=================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.01%
Coherent, Inc.                                   (a)                           41,200                                  1,402,448
---------------------------------------------------------------------------------------------------------------------------------
Itron, Inc.                                      (a)                            8,100                                    392,445
---------------------------------------------------------------------------------------------------------------------------------
PAR Technology Corp.                             (a)                           54,900                                  1,866,600
=================================================================================================================================
                                                                                                                       3,661,493
=================================================================================================================================

FOOD DISTRIBUTORS--0.32%
Nash Finch Co.                                                                 28,500                                  1,175,055
=================================================================================================================================

FOOTWEAR--0.58%
K-Swiss Inc.-Class A                                                           62,100                                  2,097,117
=================================================================================================================================

GAS UTILITIES--3.37%
Energen Corp.                                                                 143,500                                  5,036,850
---------------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                     102,300                                  3,947,757
---------------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                  22,800                                    669,636
---------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                      88,300                                  2,590,722
=================================================================================================================================
                                                                                                                      12,244,965
=================================================================================================================================


OPP1-QTR-1

                                                                                                                     MARKET
                                                                          SHARES                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--1.14%
AmerisourceBergen Corp.                                                        57,900                         $        4,156,641
=================================================================================================================================

HEALTH CARE EQUIPMENT--4.63%
Hologic, Inc.                                    (a)                           55,100                                  2,512,009
---------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                    (a)                          126,700                                  4,846,275
---------------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings                    (a)                           77,100                                  2,343,840
---------------------------------------------------------------------------------------------------------------------------------
Laserscope                                       (a)                           68,200                                  2,258,784
---------------------------------------------------------------------------------------------------------------------------------
Palamar Medical Technologies, Inc.               (a)                           73,600                                  2,164,576
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.                                   (a)                          164,300                                  2,714,236
=================================================================================================================================
                                                                                                                      16,839,720
=================================================================================================================================

HEALTH CARE FACILITIES--0.91%
Kindred Healthcare, Inc.                         (a)                           90,400                                  3,321,296
=================================================================================================================================

HEALTH CARE SERVICES--1.75%
Chemed Corp.                                                                   56,300                                  2,420,900
---------------------------------------------------------------------------------------------------------------------------------
Computer Programs and Systems, Inc.                                            37,700                                  1,432,600
---------------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc.                        (a)                          109,000                                  2,514,630
=================================================================================================================================
                                                                                                                       6,368,130
=================================================================================================================================

HEALTH CARE SUPPLIES--1.17%
DJ Orthopedics Inc.                              (a)                           97,400                                  2,389,222
---------------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp.                                (a)                           44,500                                  1,879,235
=================================================================================================================================
                                                                                                                       4,268,457
=================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.40%
Orient-Express Hotels Ltd.-Class A (Bermuda)                                   45,200                                  1,447,756
=================================================================================================================================

HOUSEHOLD APPLIANCES--0.22%
Blount International, Inc.                       (a)                           46,000                                    808,680
=================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.91%
Labor Ready, Inc.                                (a)                          139,800                                  3,314,658
=================================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.28%
TXU Corp.                                                                      53,800                                  4,661,232
=================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.96%
3M Co.                                                                         95,000                                  7,125,000
=================================================================================================================================

INDUSTRIAL MACHINERY--0.82%
Nordson Corp.                                                                  89,100                                  2,973,267
=================================================================================================================================


OPP1-QTR-1

                                                                                                                     MARKET
                                                                          SHARES                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--0.74%
Exxon Mobil Corp.                                                              45,600                         $        2,679,000
=================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.74%
CenturyTel, Inc.                                                               78,600                                  2,701,482
=================================================================================================================================

INTERNET SOFTWARE & SERVICES--2.75%
EarthLink, Inc.                                  (a)                          415,100                                  3,955,903
---------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc.                   (a)                          117,200                                  4,700,892
---------------------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                           116,100                                  1,336,311
=================================================================================================================================
                                                                                                                       9,993,106
=================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.50%
Lehman Brothers Holdings Inc.                                                  17,100                                  1,797,723
=================================================================================================================================

LEISURE PRODUCTS--0.38%
JAKKS Pacific, Inc.                              (a)                           80,600                                  1,381,484
=================================================================================================================================

LIFE & HEALTH INSURANCE--3.06%
Prudential Financial, Inc.                                                    116,300                                  7,780,470
---------------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp.               (a)                          135,500                                  3,336,010
=================================================================================================================================
                                                                                                                      11,116,480
=================================================================================================================================

MANAGED HEALTH CARE--5.99%
Centene Corp.                                    (a)                           90,300                                  2,645,790
---------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                    71,800                                  7,664,650
---------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.                     (a)                           59,600                                  4,019,424
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                       142,100                                  7,431,830
=================================================================================================================================
                                                                                                                      21,761,694
=================================================================================================================================

MARINE--1.19%
General Maritime Corp. (Republic of Marshall Islands)                         111,100                                  4,331,789
=================================================================================================================================

METAL & GLASS CONTAINERS--0.92%
AptarGroup, Inc.                                                               66,700                                  3,324,995
=================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.71%
IKON Office Solutions, Inc.                                                   269,000                                  2,582,400
=================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.44%
Hydril                                           (a)                           24,700                                  1,584,752
=================================================================================================================================


OPP1-QTR-1

                                                                                                                     MARKET
                                                                          SHARES                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--4.91%
Energy Partners, Ltd.                            (a)                          173,700                         $        4,596,102
---------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                            48,800                                  2,632,760
---------------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp.                        (a)                          137,400                                  5,414,934
---------------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                               103,000                                  3,254,800
---------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co.                                 (a)                           47,900                                  1,953,362
=================================================================================================================================
                                                                                                                      17,851,958
=================================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.55%
Knightsbridge Tankers Ltd. (Bermuda)                                           47,600                                  2,006,340
=================================================================================================================================

PACKAGED FOODS & MEATS--1.34%
Sanderson Farms, Inc.                                                          57,300                                  2,469,057
---------------------------------------------------------------------------------------------------------------------------------
Seaboard Corp.                                                                  1,400                                  2,406,614
=================================================================================================================================
                                                                                                                       4,875,671
=================================================================================================================================

PERSONAL PRODUCTS--0.53%
Nu Skin Enterprises, Inc.-Class A                                              81,100                                  1,915,582
=================================================================================================================================

PROPERTY & CASUALTY INSURANCE--4.05%
ACE Ltd. (Cayman Islands)                                                     108,800                                  5,027,648
---------------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd. (Bermuda)                                               129,200                                  3,081,420
---------------------------------------------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd. (Bermuda)                                           41,200                                  1,186,560
---------------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                   28,900                                  1,045,891
---------------------------------------------------------------------------------------------------------------------------------
Triad Guaranty Inc.                              (a)                           10,700                                    513,493
---------------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                     27,400                                  1,226,972
---------------------------------------------------------------------------------------------------------------------------------
W. R. Berkley Corp.                                                            70,800                                  2,650,044
=================================================================================================================================
                                                                                                                      14,732,028
=================================================================================================================================

PUBLISHING--0.59%
Media General, Inc.-Class A                                                    19,500                                  1,335,750
---------------------------------------------------------------------------------------------------------------------------------
Reader's Digest Association, Inc. (The)                                        49,800                                    808,752
=================================================================================================================================
                                                                                                                       2,144,502
=================================================================================================================================

REAL ESTATE--0.17%
Getty Realty Corp.                                                             20,900                                    627,627
=================================================================================================================================

REGIONAL BANKS--1.79%
City Holding Co.                                                               10,600                                    406,510
---------------------------------------------------------------------------------------------------------------------------------
First Community Bancorp                                                        16,400                                    840,336
---------------------------------------------------------------------------------------------------------------------------------
First Financial Bankshares, Inc.                                               11,100                                    398,268
---------------------------------------------------------------------------------------------------------------------------------
First Indiana Corp.                                                            13,500                                    436,455
---------------------------------------------------------------------------------------------------------------------------------
Oriental Financial Group Inc. (Puerto Rico)                                    43,300                                    690,635
---------------------------------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc.                                                           21,000                                    775,950
---------------------------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                    23,300                                    717,640
---------------------------------------------------------------------------------------------------------------------------------
S&T Bancorp, Inc.                                                              11,600                                    461,332
---------------------------------------------------------------------------------------------------------------------------------


OPP1-QTR-1

                                                                                                                     MARKET
                                                                          SHARES                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)
SVB Financial Group                              (a)                            7,200                         $          369,648
---------------------------------------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                                 13,100                                    404,659
---------------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                       18,900                                  1,013,607
=================================================================================================================================
                                                                                                                       6,515,040
=================================================================================================================================

REINSURANCE--3.95%
Arch Capital Group Ltd. (Bermuda)                (a)                           26,100                                  1,200,600
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd. (Bermuda)                                   155,300                                  6,056,700
---------------------------------------------------------------------------------------------------------------------------------
Max Re Capital Ltd. (Bermuda)                                                  43,300                                    993,735
---------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd. (Bermuda)                                 94,100                                  3,262,447
---------------------------------------------------------------------------------------------------------------------------------
PXRE Group Ltd. (Bermuda)                                                      38,400                                    979,200
---------------------------------------------------------------------------------------------------------------------------------
Scottish Re Group Ltd. (Cayman Islands)                                        77,500                                  1,863,875
=================================================================================================================================
                                                                                                                      14,356,557
=================================================================================================================================

RESTAURANTS--0.97%
Jack in the Box Inc.                             (a)                           75,000                                  2,853,750
---------------------------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The)                          (a)                           30,200                                    653,830
=================================================================================================================================
                                                                                                                       3,507,580
=================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.45%
ATMI, Inc.                                       (a)                           96,400                                  3,068,412
---------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                               (a)                           77,900                                  2,216,255
=================================================================================================================================
                                                                                                                       5,284,667
=================================================================================================================================

SEMICONDUCTORS--3.57%
Intel Corp.                                                                   159,000                                  4,315,260
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                       118,300                                  4,597,138
---------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                64,000                                  2,679,680
---------------------------------------------------------------------------------------------------------------------------------
Sigmatel Inc.                                    (a)                           69,600                                  1,394,088
=================================================================================================================================
                                                                                                                      12,986,166
=================================================================================================================================

SPECIALIZED CONSUMER SERVICES--1.35%
Jackson Hewitt Tax Service Inc.                                               159,400                                  4,034,414
---------------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A                 (a)                           57,600                                    864,576
=================================================================================================================================
                                                                                                                       4,898,990
=================================================================================================================================

SPECIALIZED FINANCE--2.88%
CIT Group Inc.                                                                 56,700                                  2,502,738
---------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                 168,500                                  7,971,735
=================================================================================================================================
                                                                                                                      10,474,473
=================================================================================================================================

SPECIALTY STORES--0.29%
Guitar Center, Inc.                              (a)                           16,500                                  1,065,818
=================================================================================================================================

STEEL--0.62%
Commercial Metals Co.                                                          77,800                                  2,235,972
=================================================================================================================================


OPP1-QTR-1

                                                                                                                     MARKET
                                                                          SHARES                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--0.18%
Radiant Systems, Inc.                            (a)                           51,700                         $          661,243
=================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.74%
Commercial Federal Corp.                                                       15,500                                    525,450
---------------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                          7,900                                    495,646
---------------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                            77,300                                  1,138,629
---------------------------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                          31,500                                    769,860
---------------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                23,200                                    890,416
---------------------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                              32,300                                    999,362
---------------------------------------------------------------------------------------------------------------------------------
R&G Financial Corp.-Class B (Puerto Rico)                                      95,400                                  1,507,320
=================================================================================================================================
                                                                                                                       6,326,683
=================================================================================================================================

TOBACCO--1.77%
Reynolds American Inc.                                                         46,000                                  3,832,260
---------------------------------------------------------------------------------------------------------------------------------
UST Inc.                                                                       56,800                                  2,613,936
=================================================================================================================================
                                                                                                                       6,446,196
=================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--2.68%
Applied Industrial Technologies, Inc.                                          76,900                                  2,747,637
---------------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                    184,600                                  6,977,880
=================================================================================================================================
                                                                                                                       9,725,517
=================================================================================================================================

TRUCKING--1.12%
Laidlaw International Inc.                       (a)                          158,700                                  4,078,590
=================================================================================================================================


Total Common Stocks & Other Equity Interests (Cost $349,630,174)                                                     362,317,033
_________________________________________________________________________________________________________________________________
=================================================================================================================================


MONEY MARKET FUNDS--0.31%
Liquid Assets Portfolio-Institutional Class      (b)                          571,116                                    571,116
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (b)                          571,116                                    571,116
=================================================================================================================================

Total Money Market Funds (Cost $1,142,232)                                                                             1,142,232
_________________________________________________________________________________________________________________________________
=================================================================================================================================


TOTAL INVESTMENTS--100.00%  (Cost $350,772,406)                                                               $      363,459,265
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                                          SHARES
                                                                           SOLD
                                                                          SHORT
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--23.16% (c)
COMMON STOCKS--23.16%
APPAREL, ACCESSORIES & LUXURY GOODS--0.63%
Quiksilver, Inc.                                                              135,400                                  2,273,366
=================================================================================================================================


OPP1-QTR-1

                                                                          SHARES
                                                                           SOLD                                      MARKET
                                                                          SHORT                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
APPLICATION SOFTWARE--0.47%
Agile Software Corp.                                                           48,700                         $          316,063
---------------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                          164,700                                  1,383,480
=================================================================================================================================
                                                                                                                       1,699,543
=================================================================================================================================

AUTOMOBILE MANUFACTURERS--0.28%
Monaco Coach Corp.                                                             59,100                                  1,034,250
=================================================================================================================================

BIOTECHNOLOGY--2.17%
Alexion Pharmaceuticals, Inc.                                                  30,400                                    791,616
---------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.                                                   71,500                                  1,334,190
---------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.                                                          15,000                                    422,550
---------------------------------------------------------------------------------------------------------------------------------
ICOS Corp.                                                                     67,700                                  1,706,717
---------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                                                   61,000                                  3,024,380
---------------------------------------------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.                                                      56,700                                    616,329
=================================================================================================================================
                                                                                                                       7,895,782
=================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.29%
3Com Corp.                                                                    285,700                                  1,039,948
=================================================================================================================================

COMPUTER HARDWARE--0.43%
Gateway, Inc.                                                                 307,900                                  1,225,442
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                           4,100                                    342,186
=================================================================================================================================
                                                                                                                       1,567,628
=================================================================================================================================

CONSTRUCTION & ENGINEERING--0.67%
Fluor Corp.                                                                    38,400                                  2,449,920
=================================================================================================================================

CONSUMER FINANCE--0.68%
SLM Corp.                                                                      47,900                                  2,466,371
=================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.65%
Ceridian Corp.                                                                121,100                                  2,534,623
---------------------------------------------------------------------------------------------------------------------------------
Convergys Corp.                                                               155,200                                  2,258,160
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                                              49,300                                  2,502,468
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                               57,200                                  2,353,208
=================================================================================================================================
                                                                                                                       9,648,459
=================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.16%
Brink's Co. (The)                                                              40,000                                  1,446,400
---------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                                                   26,400                                    992,376
---------------------------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc.                                                      88,800                                  1,776,000
=================================================================================================================================
                                                                                                                       4,214,776
=================================================================================================================================

DRUG RETAIL--0.68%
CVS Corp.                                                                      80,100                                  2,485,503
=================================================================================================================================


OPP1-QTR-1

                                                                          SHARES
                                                                           SOLD                                      MARKET
                                                                          SHORT                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.46%
Hawaiian Electric Industries, Inc.                                             86,300                         $        2,324,059
---------------------------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                  57,800                                  1,817,810
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                           113,000                                  2,438,540
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc.                                                           176,800                                  2,344,368
=================================================================================================================================
                                                                                                                       8,924,777
=================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.24%
AVX Corp.                                                                      64,900                                    886,534
=================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.69%
Schein (Henry), Inc.                                                           57,900                                  2,499,543
=================================================================================================================================

HEALTH CARE EQUIPMENT--0.46%
Cytyc Corp.                                                                    66,800                                  1,667,328
=================================================================================================================================

HEALTH CARE SERVICES--0.54%
Accredo Health, Inc.                                                           16,300                                    737,901
---------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp.                                                                 40,800                                    692,376
---------------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp.                                                                28,800                                    516,096
=================================================================================================================================
                                                                                                                       1,946,373
=================================================================================================================================

HOMEFURNISHING RETAIL--0.35%
Cost Plus, Inc.                                                                56,400                                  1,270,692
=================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.44%
Intrawest Corp. (Canada)                                                       65,000                                  1,593,800
=================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.94%
Hudson Highland Group, Inc.                                                    20,000                                    415,600
---------------------------------------------------------------------------------------------------------------------------------
Kelly Services, Inc.-Class A                                                   11,500                                    349,830
---------------------------------------------------------------------------------------------------------------------------------
Manpower Inc.                                                                  55,700                                  2,662,460
=================================================================================================================================
                                                                                                                       3,427,890
=================================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.33%
Dynegy Inc.-Class A                                                           213,500                                  1,187,060
=================================================================================================================================

INDUSTRIAL MACHINERY--0.27%
SPX Corp.                                                                      19,800                                    967,824
=================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.10%
CNET Networks, Inc.                                                            29,800                                    381,440
=================================================================================================================================


OPP1-QTR-1

                                                                          SHARES
                                                                           SOLD                                      MARKET
                                                                          SHORT                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES--0.97%
MPS Group, Inc.                                                               108,500                         $        1,286,810
---------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                                                                  343,800                                  2,224,386
=================================================================================================================================
                                                                                                                       3,511,196
=================================================================================================================================

MULTI-UTILITIES--0.42%
Aquila, Inc.                                                                  407,800                                  1,517,016
=================================================================================================================================

OIL & GAS REFINING & MARKETING --0.36%
World Fuel Services Corp.                                                      53,900                                  1,323,245
=================================================================================================================================

PHARMACEUTICALS--1.21%
Barrier Therapeutics Inc.                                                      22,800                                    213,864
---------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                                               19,000                                    518,700
---------------------------------------------------------------------------------------------------------------------------------
NitroMed, Inc.                                                                 47,100                                  1,094,604
---------------------------------------------------------------------------------------------------------------------------------
PAR Pharmaceutical Cos. Inc.                                                   35,600                                    833,752
---------------------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                   125,500                                  1,744,450
=================================================================================================================================
                                                                                                                       4,405,370
=================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.70%
Teradyne, Inc.                                                                163,100                                  2,532,943
=================================================================================================================================

SPECIALTY CHEMICALS--0.35%
Cytec Industries Inc.                                                          28,200                                  1,279,716
=================================================================================================================================

SYSTEMS SOFTWARE--0.48%
NetIQ Corp.                                                                    99,600                                  1,140,420
---------------------------------------------------------------------------------------------------------------------------------
RSA Security Inc.                                                              47,600                                    616,420
=================================================================================================================================
                                                                                                                       1,756,840
=================================================================================================================================

TOBACCO--0.38%
Universal Corp.                                                                28,600                                  1,364,220
=================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.65%
Hughes Supply, Inc.                                                            83,300                                  2,367,386
=================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.71%
Crown Castle International Corp.                                              118,400                                  2,576,384
=================================================================================================================================


Total Common Stock Securities Sold Short (Total Proceeds $78,489,412)                                         $       84,163,123
_________________________________________________________________________________________________________________________________
=================================================================================================================================


OPP1-QTR-1

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(c) Collateral on short sales was segregated by the Fund in the amount of $79,912,683 which represents 94.95% of the market value of securities sold short.

See accompanying notes which are an integral part of this schedule.


OPP1-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of


OPP1-QTR-1
    brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

D. SECURITIES SOLD SHORT - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

        The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income


OPP1-QTR-1
    items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS - The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

        An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of


OPP1-QTR-1
    hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

H. PUT OPTIONS - The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

                                                                       CHANGE IN
                    MARKET                           PROCEEDS          UNREALIZED        MARKET                            REALIZED
                     VALUE         PURCHASES           FROM           APPRECIATION       VALUE            DIVIDEND           GAIN
FUND               10/31/04         AT COST            SALES         (DEPRECIATION)     07/31/05           INCOME           (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class           $  32,797,943     $  78,365,996     $(110,592,823)     $        --     $     571,116     $     617,652     $      --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              32,797,943        78,365,996      (110,592,823)              --           571,116           626,031            --
====================================================================================================================================
TOTAL           $  65,595,886     $ 156,731,992     $(221,185,646)     $        --     $   1,142,232     $   1,243,683     $      --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


OPP1-QTR-1

NOTE 3 - OPTION CONTRACTS WRITTEN

                                  TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------
                                           CALL OPTION CONTRACTS              PUT OPTION CONTRACTS
                                      -------------------------------------------------------------------
                                       NUMBER OF          PREMIUMS         NUMBER OF          PREMIUMS
                                       CONTRACTS          RECEIVED         CONTRACTS          RECEIVED
                                      ------------      ------------      ------------      ------------
Beginning of period                          2,500      $    133,119                --      $         --
---------------------------------------------------------------------------------------------------------
Written                                     29,438         2,123,210             1,800           221,958
---------------------------------------------------------------------------------------------------------
Closed                                      (3,810)         (297,942)               --                --
---------------------------------------------------------------------------------------------------------
Exercised                                  (12,106)       (1,006,434)           (1,000)         (111,355)
---------------------------------------------------------------------------------------------------------
Expired                                    (16,022)         (951,953)             (800)         (110,603)
=========================================================================================================
End of period                                   --      $         --                --      $         --
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $466,196,840 and $439,446,906, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                              $     18,723,051
-----------------------------------------------------------------------------------------
     Securities sold short                                                       919,367
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                    (6,036,192)
-----------------------------------------------------------------------------------------
     Securities sold short                                                    (6,593,078)
=========================================================================================
Net unrealized appreciation of investment securities                     $     7,013,148
_________________________________________________________________________________________
=========================================================================================

Investments have the same cost for tax and financial reporting purposes.

Proceeds from securities sold short are the same for tax and financial statement purposes.


OPP1-QTR-1

                            AIM OPPORTUNITIES II FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              OPP2-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                     MARKET
                                                                               SHARES                                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--98.94%
ADVERTISING--0.85%
Arbitron Inc.                                                                       35,100                     $       1,456,650
=================================================================================================================================

AEROSPACE & DEFENSE--0.82%
Precision Castparts Corp.                                                           15,600                             1,403,688
=================================================================================================================================

APPAREL RETAIL--4.40%
Abercrombie & Fitch Co.-Class A                                                     28,200                             2,031,810
---------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                     56,900                             1,874,855
---------------------------------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                                   18,150                               516,549
---------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                                     (a)                           14,000                               561,540
---------------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)            (a)                            8,100                               370,170
---------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                           (a)                           33,300                             1,197,468
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.                                (a)                           16,400                               995,644
=================================================================================================================================
                                                                                                                       7,548,036
=================================================================================================================================

APPLICATION SOFTWARE--3.99%
ANSYS, Inc.                                           (a)                           21,700                               789,012
---------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                      65,400                             2,236,026
---------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                          (a)                           21,700                               954,149
---------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.                                  (a)                           23,000                               541,650
---------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                        (a)                           92,900                             1,719,579
---------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc.                  (a)                           22,600                               604,550
=================================================================================================================================
                                                                                                                       6,844,966
=================================================================================================================================

AUTOMOTIVE RETAIL--0.94%
Advance Auto Parts, Inc.                              (a)                           23,400                             1,613,664
=================================================================================================================================

BIOTECHNOLOGY--0.31%
Techne Corp.                                          (a)                           10,800                               529,956
=================================================================================================================================

CASINOS & GAMING--1.01%
Boyd Gaming Corp.                                                                   32,900                             1,725,276
=================================================================================================================================

COAL & CONSUMABLE FUELS--0.45%
Natural Resource Partners L.P.                                                      12,000                               777,000
=================================================================================================================================


OPP2-QTR-1

                                                                                                                     MARKET
                                                                               SHARES                                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PRINTING--0.27%
Harland (John H.) Co.                                                               12,100                     $         467,423
=================================================================================================================================

COMMODITY CHEMICALS--2.30%
Georgia Gulf Corp.                                                                  91,300                             2,896,949
---------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                             33,200                             1,049,784
=================================================================================================================================
                                                                                                                       3,946,733
=================================================================================================================================

COMPUTER HARDWARE--2.49%
Apple Computer, Inc.                                  (a)                           22,300                               951,095
---------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                             (a)                           44,500                             1,800,915
---------------------------------------------------------------------------------------------------------------------------------
Intergraph Corp.                                      (a)                           40,200                             1,528,806
=================================================================================================================================
                                                                                                                       4,280,816
=================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.50%
Emulex Corp.                                          (a)                           15,100                               286,749
---------------------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                       13,100                               567,885
=================================================================================================================================
                                                                                                                         854,634
=================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.34%
Cummins Inc.                                                                         6,900                               589,536
=================================================================================================================================

CONSTRUCTION MATERIALS--3.12%
Eagle Materials Inc.                                                                13,200                             1,355,640
---------------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                     55,100                             4,005,219
=================================================================================================================================
                                                                                                                       5,360,859
=================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.26%
Global Payments Inc.                                                                 6,700                               443,808
=================================================================================================================================

DEPARTMENT STORES--0.76%
Nordstrom, Inc.                                                                     35,200                             1,302,752
=================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.18%
West Corp.                                            (a)                            7,700                               307,923
=================================================================================================================================

EDUCATION SERVICES--0.52%
Education Management Corp.                            (a)                           15,500                               538,625
---------------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute Inc.                    (a)                           11,000                               356,400
=================================================================================================================================
                                                                                                                         895,025
=================================================================================================================================

ELECTRIC UTILITIES--0.57%
Edison International                                                                24,000                               981,120
=================================================================================================================================


OPP2-QTR-1

                                                                                                                     MARKET
                                                                               SHARES                                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.57%
Amphenol Corp.-Class A                                                              21,900                     $         975,426
=================================================================================================================================

FOOD DISTRIBUTORS--0.23%
Spartan Stores, Inc.                                  (a)                           31,800                               387,960
=================================================================================================================================

FOOTWEAR--1.17%
K-Swiss Inc.-Class A                                                                59,600                             2,012,692
=================================================================================================================================

GAS UTILITIES--7.14%
Northwest Natural Gas Co.                                                           59,600                             2,299,964
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                       42,400                             2,975,632
---------------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                      110,600                             3,248,322
---------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                          126,900                             3,723,246
=================================================================================================================================
                                                                                                                      12,247,164
=================================================================================================================================

HEALTH CARE DISTRIBUTORS--2.08%
AmerisourceBergen Corp.                                                             49,801                             3,575,214
=================================================================================================================================

HEALTH CARE EQUIPMENT--5.25%
Bard (C.R.), Inc.                                                                    2,500                               166,975
---------------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings Inc.                                                           4,300                               325,940
---------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                         (a)                           88,700                             3,392,775
---------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc.                              (a)                           11,400                               791,160
---------------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                        64,000                             3,184,000
---------------------------------------------------------------------------------------------------------------------------------
ResMed Inc.                                           (a)                           10,200                               683,400
---------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                                        11,900                               467,194
=================================================================================================================================
                                                                                                                       9,011,444
=================================================================================================================================

HEALTH CARE FACILITIES--1.44%
Kindred Healthcare, Inc.                              (a)                           33,300                             1,223,442
---------------------------------------------------------------------------------------------------------------------------------
LCA-Vision Inc.                                                                     10,600                               485,480
---------------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                                             14,500                               754,580
=================================================================================================================================
                                                                                                                       2,463,502
=================================================================================================================================

HEALTH CARE SERVICES--0.87%
Lincare Holdings Inc.                                 (a)                           14,700                               592,998
---------------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc.                             (a)                           39,000                               899,730
=================================================================================================================================
                                                                                                                       1,492,728
=================================================================================================================================

HEALTH CARE SUPPLIES--1.81%
Edwards Lifesciences Corp.                            (a)                           49,300                             2,261,391
---------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.                       (a)                           22,800                               837,900
=================================================================================================================================
                                                                                                                       3,099,291
=================================================================================================================================


OPP2-QTR-1

                                                                                                                     MARKET
                                                                               SHARES                                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDING--2.25%
Hovnanian Enterprises, Inc.-Class A                   (a)                           12,800                     $         904,704
---------------------------------------------------------------------------------------------------------------------------------
NVR, Inc.                                             (a)                              800                               750,400
---------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                            16,400                             1,325,120
---------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.                                   (a)                           15,800                               875,636
=================================================================================================================================
                                                                                                                       3,855,860
=================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.58%
Choice Hotels International, Inc.                                                   14,900                               988,168
=================================================================================================================================

HOUSEHOLD APPLIANCES--1.25%
Black & Decker Corp. (The)                                                          23,700                             2,140,347
=================================================================================================================================

HOUSEWARES & SPECIALTIES--0.66%
American Greetings Corp.-Class A                                                    10,100                               256,944
---------------------------------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                                    40,900                               872,397
=================================================================================================================================
                                                                                                                       1,129,341
=================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.42%
Administaff, Inc.                                                                   28,300                               724,480
=================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.95%
3M Co.                                                                              44,600                             3,345,000
=================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.42%
CenturyTel, Inc.                                                                    70,900                             2,436,833
=================================================================================================================================

INTERNET RETAIL--0.25%
1-800 CONTACTS, INC.                                  (a)                           21,700                               432,915
=================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.58%
Digital River, Inc.                                   (a)                           15,100                               603,623
---------------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc.                                       (a)                          133,000                             1,267,490
---------------------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                                 72,500                               834,475
=================================================================================================================================
                                                                                                                       2,705,588
=================================================================================================================================

LIFE & HEALTH INSURANCE--3.99%
American Equity Investment Life Holding Co.                                         67,500                               754,650
---------------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                    20,800                             1,072,864
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                          53,800                             3,599,220
---------------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp.                    (a)                           57,500                             1,415,650
=================================================================================================================================
                                                                                                                       6,842,384
=================================================================================================================================


OPP2-QTR-1

                                                                                                                     MARKET
                                                                               SHARES                                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE--5.76%
Centene Corp.                                         (a)                           37,100                     $       1,087,030
---------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                         31,600                             3,373,300
---------------------------------------------------------------------------------------------------------------------------------
Humana Inc.                                           (a)                           57,100                             2,275,435
---------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc.                        (a)                           18,500                               662,670
---------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                       (a)                            5,400                               411,480
---------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.                          (a)                           25,500                             1,719,720
---------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans Inc.                            (a)                            9,000                               344,880
=================================================================================================================================
                                                                                                                       9,874,515
=================================================================================================================================

MARINE--0.89%
General Maritime Corp. (Republic of the Marshall Islands)                           39,100                             1,524,509
=================================================================================================================================

MOVIES & ENTERTAINMENT--0.20%
Pixar                                                 (a)                            8,100                               348,381
=================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.81%
IKON Office Solutions, Inc.                                                        144,300                             1,385,280
=================================================================================================================================

OIL & GAS DRILLING--0.35%
Patterson-UTI Energy, Inc.                                                          18,400                               604,072
=================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.73%
Cal Dive International, Inc.                          (a)                           12,900                               763,938
---------------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc.                                   (a)                           15,300                               491,130
=================================================================================================================================
                                                                                                                       1,255,068
=================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.97%
Energy Partners, Ltd.                                 (a)                           12,100                               320,166
---------------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp.                             (a)                           32,400                             1,276,884
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.                               (a)                           32,400                             1,785,564
=================================================================================================================================
                                                                                                                       3,382,614
=================================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.19%
Overseas Shipholding Group, Inc.                                                    32,800                             2,035,240
=================================================================================================================================

PACKAGED FOODS & MEATS--1.10%
Seaboard Corp.                                                                       1,100                             1,890,911
=================================================================================================================================

PAPER PRODUCTS--0.30%
Georgia-Pacific Corp.                                                               15,100                               515,665
=================================================================================================================================

PERSONAL PRODUCTS--0.62%
Nu Skin Enterprises, Inc.-Class A                                                   44,900                             1,060,538
=================================================================================================================================


OPP2-QTR-1

                                                                                                                     MARKET
                                                                               SHARES                                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--4.32%
Assured Guaranty Ltd. (Bermuda)                                                    133,400                     $       3,181,590
---------------------------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                           40,500                             2,459,970
---------------------------------------------------------------------------------------------------------------------------------
W. R. Berkley Corp.                                                                 47,300                             1,770,439
=================================================================================================================================
                                                                                                                       7,411,999
=================================================================================================================================

REGIONAL BANKS--1.36%
First Indiana Corp.                                                                 29,900                               966,667
---------------------------------------------------------------------------------------------------------------------------------
Westcorp                                                                            23,500                             1,361,825
=================================================================================================================================
                                                                                                                       2,328,492
=================================================================================================================================

REINSURANCE--2.15%
Endurance Specialty Holdings Ltd. (Bermuda)                                         94,400                             3,681,600
=================================================================================================================================

RESTAURANTS--1.23%
Domino's Pizza, Inc.                                                                36,100                               903,222
---------------------------------------------------------------------------------------------------------------------------------
Jack in the Box Inc.                                  (a)                            9,600                               365,280
---------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc.-Class A                         (a)                           22,400                               842,688
=================================================================================================================================
                                                                                                                       2,111,190
=================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.68%
ATMI, Inc.                                            (a)                           42,000                             1,336,860
---------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                                    (a)                           54,400                             1,547,680
=================================================================================================================================
                                                                                                                       2,884,540
=================================================================================================================================

SEMICONDUCTORS--4.48%
Altera Corp.                                          (a)                           17,700                               387,099
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                         90,700                             2,461,598
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                             58,900                             2,288,854
---------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                     29,300                             1,226,791
---------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                        36,900                               911,799
---------------------------------------------------------------------------------------------------------------------------------
Sigmatel Inc.                                         (a)                           20,500                               410,615
=================================================================================================================================
                                                                                                                       7,686,756
=================================================================================================================================

SPECIALIZED FINANCE--2.16%
Moody's Corp.                                                                       78,400                             3,709,104
=================================================================================================================================

SPECIALTY STORES--0.69%
Michaels Stores, Inc.                                                               14,100                               578,100
---------------------------------------------------------------------------------------------------------------------------------
Movie Gallery, Inc.                                                                 24,300                               609,444
=================================================================================================================================
                                                                                                                       1,187,544
=================================================================================================================================

SYSTEMS SOFTWARE--1.30%
Adobe Systems Inc.                                                                  31,300                               927,732
---------------------------------------------------------------------------------------------------------------------------------
McAfee Inc.                                           (a)                           41,400                             1,299,960
=================================================================================================================================
                                                                                                                       2,227,692
=================================================================================================================================


OPP2-QTR-1

                                                                                                                     MARKET
                                                                               SHARES                                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.51%
Doral Financial Corp. (Puerto Rico)                                                 81,300                     $       1,254,459
---------------------------------------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc.                                                               23,100                             1,007,391
---------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                               20,800                             1,426,464
---------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                               57,200                             2,342,340
=================================================================================================================================
                                                                                                                       6,030,654
=================================================================================================================================

TOBACCO--1.52%
Reynolds American Inc.                                                              20,204                             1,683,195
---------------------------------------------------------------------------------------------------------------------------------
UST Inc.                                                                            20,100                               925,002
=================================================================================================================================
                                                                                                                       2,608,197
=================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.57%
GATX Corp.                                                                          25,800                               975,240
=================================================================================================================================

TRUCKING--1.06%
Laidlaw International Inc.                            (a)                           70,500                             1,811,850
=================================================================================================================================


Total Common Stocks & Other Equity Interests (Cost $159,766,470)                                                     169,727,853
=================================================================================================================================

MONEY MARKET FUNDS--1.06%
Liquid Assets Portfolio-Institutional Class           (b)                          908,490                               908,490
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class              (b)                          908,490                               908,490
=================================================================================================================================

Total Money Market Funds (Cost $1,816,980)                                                                             1,816,980
=================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $161,583,450)                                                                $     171,544,833
_________________________________________________________________________________________________________________________________
=================================================================================================================================


OPP2-QTR-1

                                                                               SHARES
                                                                                SOLD                                 MARKET
                                                                               SHORT                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--17.21%  (c)
COMMON STOCKS & OTHER EQUITY INTERESTS-17.21
APPLICATION SOFTWARE--1.00%
Agile Software Corp.                                                                85,000                     $         551,650
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.                                                                       69,000                               386,400
---------------------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.                                                               20,000                               410,400
---------------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                                43,800                               367,920
=================================================================================================================================
                                                                                                                       1,716,370
=================================================================================================================================

AUTOMOTIVE RETAIL--0.37%
Pep Boys (The)-Manny, Moe & Jack                                                    47,300                               642,807
=================================================================================================================================

BIOTECHNOLOGY--1.40%
Applera Corp.-Celera Genomics Group                                                 32,200                               397,348
---------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals Inc.                                                       32,500                               413,075
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.                                                      13,900                               233,103
---------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                                                        20,900                             1,036,222
---------------------------------------------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.                                                           29,000                               315,230
=================================================================================================================================
                                                                                                                       2,394,978
=================================================================================================================================

CATALOG RETAIL--0.18%
ValueVision International, Inc.-Class A                                             26,400                               312,576
=================================================================================================================================

COMPUTER HARDWARE--0.35%
Gateway, Inc.                                                                      152,200                               605,756
=================================================================================================================================

CONSUMER FINANCE--0.54%
SLM Corp.                                                                           18,000                               926,820
=================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.76%
Ceridian Corp.                                                                      26,400                               552,552
---------------------------------------------------------------------------------------------------------------------------------
Convergys Corp.                                                                     51,600                               750,780
=================================================================================================================================
                                                                                                                       1,303,332
=================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.59%
Corrections Corp. of America                                                        18,300                               687,897
---------------------------------------------------------------------------------------------------------------------------------
PRG-Schultz International, Inc.                                                    100,000                               316,000
=================================================================================================================================
                                                                                                                       1,003,897
=================================================================================================================================

DRUG RETAIL--0.66%
CVS Corp.                                                                           36,600                             1,135,698
=================================================================================================================================


OPP2-QTR-1

                                                                               SHARES
                                                                                SOLD                                 MARKET
                                                                               SHORT                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.16%
Reliant Energy Inc.                                                                 20,100                     $         266,526
=================================================================================================================================

HEALTH CARE EQUIPMENT--0.26%
Conor Medsystems, Inc.                                                              27,700                               449,294
=================================================================================================================================

HEALTH CARE SERVICES--0.93%
Accredo Health, Inc.                                                                 7,500                               339,525
---------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp.                                                                      73,900                             1,254,083
=================================================================================================================================
                                                                                                                       1,593,608
=================================================================================================================================

HOMEFURNISHING RETAIL--0.57%
Cost Plus, Inc.                                                                     43,200                               973,296
=================================================================================================================================

HOUSEWARES & SPECIALTIES--0.23%
Russ Berrie and Co., Inc.                                                           25,000                               400,000
=================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.64%
Hudson Highland Group, Inc.                                                         35,000                               727,300
---------------------------------------------------------------------------------------------------------------------------------
Kforce Inc.                                                                         40,000                               368,000
=================================================================================================================================
                                                                                                                       1,095,300
=================================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.28%
Dynegy Inc.-Class A                                                                 86,200                               479,272
=================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.68%
Ariba, Inc.                                                                         76,700                               474,006
---------------------------------------------------------------------------------------------------------------------------------
Equinex, Inc.                                                                        5,800                               257,346
---------------------------------------------------------------------------------------------------------------------------------
S1 Corp.                                                                            87,900                               427,194
=================================================================================================================================
                                                                                                                       1,158,546
=================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.89%
MPS Group, Inc.                                                                     53,700                               636,882
---------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                                                                       138,000                               892,860
=================================================================================================================================
                                                                                                                       1,529,742
=================================================================================================================================

MULTI-UTILITIES--0.21%
Aquila, Inc.                                                                        96,600                               359,352
=================================================================================================================================

OIL & GAS REFINING & MARKETING--0.21%
World Fuel Services Corp.                                                           14,800                               363,340
=================================================================================================================================


OPP2-QTR-1

                                                                               SHARES
                                                                                SOLD                                 MARKET
                                                                               SHORT                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.94%
MGI Pharma, Inc.                                                                    14,800                     $         404,040
---------------------------------------------------------------------------------------------------------------------------------
NitroMed, Inc.                                                                      30,800                               715,792
---------------------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.                                                        20,700                               484,794
=================================================================================================================================
                                                                                                                       1,604,626
=================================================================================================================================

REAL ESTATE--0.83%
Regency Centers Corp.                                                               23,000                             1,419,100
=================================================================================================================================

REGIONAL BANKS--0.72%
Signature Bank                                                                      41,300                             1,240,239
=================================================================================================================================

RESTAURANTS--0.32%
AFC Enterprises, Inc.                                                               40,300                               551,707
=================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.69%
Teradyne, Inc.                                                                      51,900                               806,007
---------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies Inc.                                                           10,900                               382,808
=================================================================================================================================
                                                                                                                       1,188,815
=================================================================================================================================

SPECIALTY CHEMICALS--0.38%
Cytec Industries Inc.                                                               14,400                               653,472
=================================================================================================================================

SYSTEMS SOFTWARE--0.61%
NetIQ Corp.                                                                         90,600                             1,037,370
=================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.27%
NetBank, Inc.                                                                       50,000                               466,500
=================================================================================================================================

TOBACCO--0.62%
Universal Corp.                                                                     22,400                             1,068,480
=================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.38%
Hughes Supply, Inc.                                                                 22,800                               647,976
=================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.54%
Crown Castle International Corp.                                                    42,800                               931,328
=================================================================================================================================

Total Common Stocks & Other Equity Interests Securities Sold Short
(Total Proceeds $27,054,894)                                                                                   $       29,520,123
_________________________________________________________________________________________________________________________________
=================================================================================================================================


OPP2-QTR-1

Notes to Schedule of Investments:


(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(c) Collateral on short sales was segregated by the Fund in the amount of $32,583,500 which represents 110.38% of the market value of securities sold short.

See accompanying notes which are an integral part of this schedule.


OPP2-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


OPP2-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

D. SECURITIES SOLD SHORT - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

        The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.


OPP2-QTR-1

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS - The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

        An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.


OPP2-QTR-1

H. PUT OPTIONS - The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

                                                                      CHANGE IN
                                                                      UNREALIZED
                  MARKET VALUE      PURCHASES      PROCEEDS FROM     APPRECIATION      MARKET VALUE       DIVIDEND       REALIZED
FUND                10/31/04         AT COST           SALES        (DEPRECIATION)       07/31/05          INCOME       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class             $ 12,473,814     $ 34,590,410     $(46,155,734)     $         --     $    908,490     $    217,176   $         --

-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               12,473,814       34,590,410      (46,155,734)               --          908,490          220,355             --

===================================================================================================================================
   TOTAL          $ 24,947,628     $ 69,180,820     $(92,311,468)     $         --     $  1,816,980     $    437,531   $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


OPP2-QTR-1

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $199,315,030 and $181,763,539, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                                          $    12,434,375
----------------------------------------------------------------------------------------------------
     Securities sold short                                                                  713,023
----------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                               (2,472,992)
----------------------------------------------------------------------------------------------------
     Securities sold short                                                               (3,178,252)
====================================================================================================
Net unrealized appreciation of investment securities                                 $    7,496,154
____________________________________________________________________________________________________
====================================================================================================

Cost of investments is the same for tax and financial statement purposes. Proceeds from securities sold short are the same for tax and financial statement purposes.


OPP2-QTR-1
                                      F-16

                           AIM OPPORTUNITIES III FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              OPP3-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                          MARKET
                                                                         SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.08%
ADVERTISING--2.20%
Arbitron Inc.                                                               51,900                      $ 2,153,850
====================================================================================================================

APPAREL RETAIL--2.09%
Buckle, Inc. (The)                                                           5,600                          242,032
--------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                                (a)                        18,600                          746,046
--------------------------------------------------------------------------------------------------------------------
Genesco Inc.                                     (a)                        28,400                        1,058,468
====================================================================================================================
                                                                                                          2,046,546
====================================================================================================================

APPLICATION SOFTWARE--1.75%
Autodesk, Inc.                                                              12,100                          413,699
--------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                   (a)                        70,400                        1,303,104
====================================================================================================================
                                                                                                          1,716,803
====================================================================================================================

AUTOMOTIVE RETAIL--1.55%
Advance Auto Parts, Inc.                         (a)                         9,700                          668,912
--------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                   (a)                        45,500                          851,305
====================================================================================================================
                                                                                                          1,520,217
====================================================================================================================

BIOTECHNOLOGY--1.26%
Gilead Sciences, Inc.                            (a)                        27,600                        1,236,756
====================================================================================================================

BUILDING PRODUCTS--0.28%
USG Corp.                                        (a)                         5,700                          278,730
====================================================================================================================

CASINOS & GAMING--0.40%
Youbet.com, Inc.                                 (a)                        71,200                          392,312
====================================================================================================================

COMMODITY CHEMICALS--1.02%
Georgia Gulf Corp.                                                          21,900                          694,887
--------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                      9,700                          306,714
====================================================================================================================
                                                                                                          1,001,601
====================================================================================================================

COMMUNICATIONS EQUIPMENT--1.02%
Cisco Systems, Inc.                              (a)                        12,600                          241,290
--------------------------------------------------------------------------------------------------------------------
CommScope, Inc.                                  (a)                        13,700                          231,393
--------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp.                 (a)                         7,200                          254,520
--------------------------------------------------------------------------------------------------------------------
Westell Technologies, Inc.-Class A               (a)                        67,500                          276,750
====================================================================================================================
                                                                                                          1,003,953
====================================================================================================================

COMPUTER HARDWARE--3.53%
Apple Computer, Inc.                             (a)                         7,500                          319,875
--------------------------------------------------------------------------------------------------------------------
Dell Inc.                                        (a)                        61,600                        2,492,952
--------------------------------------------------------------------------------------------------------------------
Intergraph Corp.                                 (a)                        17,000                          646,510
====================================================================================================================
                                                                                                          3,459,337
====================================================================================================================


OPP3-QTR-1

                                                                                                          MARKET
                                                                         SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--1.96%
Komag, Inc.                                      (a)                        15,100                     $    535,748
--------------------------------------------------------------------------------------------------------------------
Seagate Technology (Cayman Islands)              (a)                        29,900                          579,163
--------------------------------------------------------------------------------------------------------------------
Western Digital Corp.                            (a)                        54,100                          810,959
====================================================================================================================
                                                                                                          1,925,870
====================================================================================================================

CONSTRUCTION MATERIALS--2.19%
Florida Rock Industries, Inc.                                               30,000                        1,646,700
--------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                              6,900                          501,561
====================================================================================================================
                                                                                                          2,148,261
====================================================================================================================

DIVERSIFIED BANKS--0.94%
Bank of America Corp.                                                       15,500                          675,800
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                               4,800                          241,824
====================================================================================================================
                                                                                                            917,624
====================================================================================================================

ELECTRIC UTILITIES--0.93%
Edison International                                                        22,200                          907,536
====================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.43%
Amphenol Corp.-Class A                                                       9,400                          418,676
====================================================================================================================

FOOD DISTRIBUTORS--0.21%
Spartan Stores, Inc.                             (a)                        16,700                          203,740
====================================================================================================================

FOOD RETAIL--0.42%
SUPERVALU Inc.                                                              11,600                          410,640
====================================================================================================================

FOOTWEAR--1.43%
K-Swiss Inc.-Class A                                                        41,600                        1,404,832
====================================================================================================================

GAS UTILITIES--8.90%
Energen Corp.                                                               70,200                        2,464,020
--------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                   64,200                        2,477,478
--------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                               45,800                        1,345,146
--------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                   83,400                        2,446,956
====================================================================================================================
                                                                                                          8,733,600
====================================================================================================================

HEALTH CARE DISTRIBUTORS--2.14%
AmerisourceBergen Corp.                                                     29,300                        2,103,447
====================================================================================================================

HEALTH CARE EQUIPMENT--2.33%
Candela Corp.                                    (a)                        23,400                          257,634
--------------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                    (a)                        48,000                        1,836,000
--------------------------------------------------------------------------------------------------------------------
Laserscope                                       (a)                         5,800                          192,096
====================================================================================================================
                                                                                                          2,285,730
====================================================================================================================

HEALTH CARE SERVICES--0.28%
Per-Se Technologies, Inc.                        (a)                        11,900                          274,533
====================================================================================================================


OPP3-QTR-1

                                                                                                          MARKET
                                                                         SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------
HOMEBUILDING--1.42%
California Coastal Communities, Inc.             (a)                         7,500                     $    276,600
--------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc.-Class A              (a)                         8,300                          586,644
--------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.                              (a)                         9,600                          532,032
====================================================================================================================
                                                                                                          1,395,276
====================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.29%
Labor Ready, Inc.                                (a)                        11,800                          279,778
====================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.65%
TXU Corp.                                                                    7,400                          641,136
====================================================================================================================

INDUSTRIAL CONGLOMERATES--2.45%
3M Co.                                                                      32,100                        2,407,500
====================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.10%
CenturyTel, Inc.                                                            31,500                        1,082,655
====================================================================================================================

INTERNET SOFTWARE & SERVICES--0.78%
EarthLink, Inc.                                  (a)                        80,200                          764,306
====================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.27%
Lehman Brothers Holdings Inc.                                                2,500                          262,825
====================================================================================================================

LEISURE FACILITIES--0.25%
Vail Resorts, Inc.                               (a)                         8,500                          241,485
====================================================================================================================

LEISURE PRODUCTS--0.69%
JAKKS Pacific, Inc.                              (a)                        23,200                          397,648
--------------------------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                              10,000                          278,600
====================================================================================================================
                                                                                                            676,248
====================================================================================================================

LIFE & HEALTH INSURANCE--2.51%
Prudential Financial, Inc.                                                  36,800                        2,461,920
====================================================================================================================

MANAGED HEALTH CARE--1.83%
CIGNA Corp.                                                                 14,900                        1,590,575
--------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.                     (a)                         3,100                          209,064
====================================================================================================================
                                                                                                          1,799,639
====================================================================================================================

MARINE--0.39%
General Maritime Corp.                                                       9,700                          378,203
====================================================================================================================

OFFICE SERVICES & SUPPLIES--0.26%
IKON Office Solutions, Inc.                                                 27,100                          260,160
====================================================================================================================


OPP3-QTR-1

                                                                                                          MARKET
                                                                         SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--4.87%
Barnwell Industries, Inc.                                                    3,900                     $    264,420
--------------------------------------------------------------------------------------------------------------------
Energy Partners, Ltd.                            (a)                        71,300                        1,886,598
--------------------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc.                  (a)                        21,600                          197,208
--------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp.                        (a)                        54,500                        2,147,845
--------------------------------------------------------------------------------------------------------------------
Swift Energy Co.                                 (a)                         6,800                          277,304
====================================================================================================================
                                                                                                          4,773,375
====================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.38%
Overseas Shipholding Group, Inc.                                            15,000                          930,750
--------------------------------------------------------------------------------------------------------------------
TC Pipelines, L.P.                                                          12,500                          426,875
====================================================================================================================
                                                                                                          1,357,625
====================================================================================================================

PACKAGED FOODS & MEATS--0.53%
Seaboard Corp.                                                                 300                          515,703
====================================================================================================================

PAPER PRODUCTS--1.10%
Georgia-Pacific Corp.                                                       31,500                        1,075,725
====================================================================================================================

PERSONAL PRODUCTS--1.01%
Nu Skin Enterprises, Inc.-Class A                                          41,800                          987,316
====================================================================================================================

PHARMACEUTICALS--4.52%
Abbott Laboratories                                                          6,200                          289,106
--------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                               7,700                          688,149
--------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.               (a)                        29,100                          828,186
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                           37,100                        2,372,916
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                        5,500                          251,625
====================================================================================================================
                                                                                                          4,429,982
====================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.53%
Assured Guaranty Ltd. (Bermuda)                                             61,500                        1,466,775
--------------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                   12,700                          771,398
--------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                   5,500                          246,290
====================================================================================================================
                                                                                                          2,484,463
====================================================================================================================

REGIONAL BANKS--1.47%
First Indiana Corp.                                                         16,400                          530,212
--------------------------------------------------------------------------------------------------------------------
NBT Bancorp Inc.                                                            18,700                          465,069
--------------------------------------------------------------------------------------------------------------------
Westcorp                                                                     7,700                          446,215
====================================================================================================================
                                                                                                          1,441,496
====================================================================================================================

REINSURANCE--3.76%
Endurance Specialty Holdings Ltd. (Bermuda)                                 65,200                        2,542,800
--------------------------------------------------------------------------------------------------------------------
PXRE Group Ltd. (Bermuda)                                                   35,300                          900,150
--------------------------------------------------------------------------------------------------------------------
Scottish Annuity & Life Holdings, Ltd. (Bermuda)                            10,300                          247,715
====================================================================================================================
                                                                                                          3,690,665
====================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.12%
ATMI, Inc.                                       (a)                        17,500                          557,025
--------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                               (a)                        19,000                          540,550
====================================================================================================================
                                                                                                          1,097,575
====================================================================================================================


OPP3-QTR-1

                                                                                                          MARKET
                                                                         SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--5.83%
Intel Corp.                                                                 92,900                     $  2,521,306
--------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                     41,800                        1,624,348
--------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                             19,800                          829,026
--------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                15,000                          370,650
--------------------------------------------------------------------------------------------------------------------
Sigmatel Inc.                                    (a)                        18,400                          368,552
====================================================================================================================
                                                                                                          5,713,882
====================================================================================================================

SPECIALIZED CONSUMER SERVICES--1.75%
H&R Block, Inc.                                                             12,900                          734,784
--------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                             38,900                          984,559
====================================================================================================================
                                                                                                          1,719,343
====================================================================================================================

SPECIALIZED FINANCE--4.08%
CIT Group Inc.                                                               7,000                          308,980
--------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                  30,200                        1,141,560
--------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                               53,900                        2,550,009
====================================================================================================================
                                                                                                          4,000,549
====================================================================================================================

SPECIALTY STORES--1.23%
Movie Gallery, Inc.                                                         30,700                          769,956
--------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The)                     (a)                        13,600                          432,480
====================================================================================================================
                                                                                                          1,202,436
====================================================================================================================

STEEL--1.62%
Commercial Metals Co.                                                       45,800                        1,316,292
--------------------------------------------------------------------------------------------------------------------
Mesabi Trust                                                                16,300                          276,774
====================================================================================================================
                                                                                                          1,593,066
====================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.44%
Countrywide Financial Corp.                                                  6,400                          230,400
--------------------------------------------------------------------------------------------------------------------
Doral Financial Corp. (Puerto Rico)                                         66,700                        1,029,181
--------------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                       33,800                          826,072
--------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                             33,600                        1,289,568
====================================================================================================================
                                                                                                          3,375,221
====================================================================================================================

TOBACCO--5.15%
Reynolds American Inc.                                                      31,300                        2,607,603
--------------------------------------------------------------------------------------------------------------------
UST Inc.                                                                    53,100                        2,443,662
====================================================================================================================
                                                                                                          5,051,265
====================================================================================================================

TRUCKING--1.54%
Laidlaw International Inc.                       (a)                        58,800                        1,511,160
====================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $92,284,917)                                          95,216,572
____________________________________________________________________________________________________________________
====================================================================================================================

                                                                       PRINCIPAL
                                                                         AMOUNT
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--2.54%
2.81%, 08/18/05 (Cost $2,496,477)                (b)                   $ 2,500,000 (d)                    2,496,061
====================================================================================================================


OPP3-QTR-1

                                                                                                          MARKET
                                                                         SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.38%
Liquid Assets Portfolio-Institutional Class      (c)                       186,541                     $    186,541
--------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (c)                       186,541                          186,541
====================================================================================================================
Total Money Market Funds (Cost $373,082)                                                                    373,082
====================================================================================================================

Total Investments--100.00%  (Cost $95,154,476)                                                         $ 98,085,715
____________________________________________________________________________________________________________________
====================================================================================================================

                                                                         SHARES
                                                                          SOLD
                                                                         SHORT
--------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--26.77%                    (e)
COMMON STOCKS--26.77%
AUTO PARTS & EQUIPMENT--0.82%
ArvinMeritor, Inc.                                                          42,000                     $    800,940
====================================================================================================================

AUTOMOBILE MANUFACTURERS--0.58%
Fleetwood Enterprises, Inc.                                                 50,400                          572,040
====================================================================================================================

BIOTECHNOLOGY--0.94%
Amylin Pharmaceuticals, Inc.                                                 1,400                           26,124
--------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                                                18,100                          897,398
====================================================================================================================
                                                                                                            923,522
====================================================================================================================

COMPUTER HARDWARE--0.77%
Gateway, Inc.                                                              190,100                          756,598
====================================================================================================================

CONSTRUCTION & ENGINEERING--0.84%
Fluor Corp.                                                                 12,900                          823,020
====================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.40%
Trinity Industries, Inc.                                                    10,600                          392,730
====================================================================================================================

CONSUMER FINANCE--0.83%
First Marblehead Corp. (The)                                                   900                           31,275
--------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                   15,100                          777,499
====================================================================================================================
                                                                                                            808,774
====================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.84%
DST Systems, Inc.                                                           16,200                          822,312
====================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.82%
Navigant Consulting, Inc.                                                   40,300                          806,000
====================================================================================================================

ELECTRIC UTILITIES--2.93%
Duquesne Light Holdings, Inc.                                               13,600                          263,840
--------------------------------------------------------------------------------------------------------------------
Hawaiian Electric Industries, Inc.                                          28,200                          759,426
--------------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                               24,800                          779,960
--------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                         12,000                          258,960
--------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc.                                                         61,400                          814,164
====================================================================================================================
                                                                                                          2,876,350
====================================================================================================================


OPP3-QTR-1

                                                                         SHARES
                                                                          SOLD                            MARKET
                                                                         SHORT                            VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES--0.57%
KEMET Corp.                                                                 40,400                     $    338,552
--------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.                                                           46,000                          219,880
====================================================================================================================
                                                                                                            558,432
====================================================================================================================

GAS UTILITIES--0.77%
Peoples Energy Corp.                                                        17,400                          750,810
====================================================================================================================

HOMEFURNISHING RETAIL--0.70%
Cost Plus, Inc.                                                             30,400                          684,912
====================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.47%
Kelly Services, Inc.-Class A                                                15,300                          465,426
====================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.86%
Dynegy Inc.-Class A                                                        152,100                          845,676
====================================================================================================================

MOVIES & ENTERTAINMENT--0.26%
DreamWorks Animation SKG, Inc.-Class A                                      10,700                          251,985
====================================================================================================================

MULTI-UTILITIES--0.80%
Aquila, Inc.                                                               211,600                          787,152
====================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.49%
Hanover Compressor Co.                                                      33,300                          484,182
====================================================================================================================

OIL & GAS REFINING & MARKETING--0.79%
World Fuel Services Corp.                                                   31,500                          773,325
====================================================================================================================

PHARMACEUTICALS--1.86%
MGI Pharma, Inc.                                                            18,900                          515,970
--------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.                                                23,600                          552,712
--------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                 54,100                          751,990
====================================================================================================================
                                                                                                          1,820,672
====================================================================================================================

PRECIOUS METALS & MINERALS--0.63%
Stillwater Mining Co.                                                       75,300                          614,448
====================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.76%
St. Joe Co. (The)                                                            9,200                          748,788
====================================================================================================================

REGIONAL BANKS--1.74%
Fifth Third Bancorp                                                         18,100                          780,110
--------------------------------------------------------------------------------------------------------------------
Signature Bank                                                              30,900                          927,927
====================================================================================================================
                                                                                                          1,708,037
====================================================================================================================

RESTAURANTS--0.85%
Bob Evans Farms, Inc.                                                       33,000                          836,880
====================================================================================================================


OPP3-QTR-1

                                                                         SHARES
                                                                          SOLD                            MARKET
                                                                         SHORT                            VALUE
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--1.42%
Teradyne, Inc.                                                              56,200                     $    872,786
--------------------------------------------------------------------------------------------------------------------
Tessera Technologies Inc.                                                   14,800                          519,776
====================================================================================================================
                                                                                                          1,392,562
====================================================================================================================

SPECIALTY CHEMICALS--0.87%
Cytec Industries Inc.                                                       18,800                          853,144
====================================================================================================================

SPECIALTY STORES--0.77%
Pier 1 Imports, Inc.                                                        53,000                          753,660
====================================================================================================================

TOBACCO--0.83%
Universal Corp.                                                             17,100                          815,670
====================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.79%
Hughes Supply, Inc.                                                         27,100                          770,182
====================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.77%
Crown Castle International Corp.                                            34,800                          757,248
====================================================================================================================

Total Common Stock Securities Sold Short (Cost $24,637,856)                                            $ 26,255,477
____________________________________________________________________________________________________________________
====================================================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) A portion of the principle was pledged as collateral to cover margin requirements for open future contracts. See Note 1H and Note 4.

(e) Collateral on short sales was segregated by the Fund in the amount of $26,991,627, which represents 103% of the market value of securities sold short.


See accompanying notes which are an integral part of this schedule.


OPP3-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


OPP3-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

        The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or


OPP3-QTR-1
    paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

        An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

G. PUT OPTIONS - The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the


OPP3-QTR-1

    Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

                                                                      CHANGE IN
                     MARKET                                           UNREALIZED          MARKET                         REALIZED
                     VALUE           PURCHASES        PROCEEDS       APPRECIATION         VALUE           DIVIDEND         GAIN
FUND               10/31/04           AT COST        FROM SALES     (DEPRECIATION)       07/31/05          INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class             $  5,724,049     $ 25,367,111     $(30,904,619)     $       --       $    186,541     $     90,858     $       --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                5,724,049       25,367,111      (30,904,619)             --            186,541           92,296             --
====================================================================================================================================
   TOTAL          $ 11,448,098     $ 50,734,222     $(61,809,238)     $       --       $    373,082     $    183,154     $       --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


OPP3-QTR-1

NOTE 3 - OPTION CONTRACTS WRITTEN

                                 TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------------------------

                                           CALL OPTION CONTRACTS              PUT OPTION CONTRACTS
                                      ------------------------------------------------------------------
                                       NUMBER OF          PREMIUMS         NUMBER OF          PREMIUMS
                                       CONTRACTS          RECEIVED         CONTRACTS          RECEIVED
                                      ------------      ------------      ------------      ------------

Beginning of period                            246      $     26,649                --      $         --
--------------------------------------------------------------------------------------------------------
Written                                     11,706         1,228,266             4,090           316,199
--------------------------------------------------------------------------------------------------------
Closed                                      (4,045)         (589,990)             (370)          (39,239)
--------------------------------------------------------------------------------------------------------
Exercised                                   (4,761)         (249,514)           (1,420)         (157,189)
--------------------------------------------------------------------------------------------------------
Expired                                     (3,146)         (415,411)           (2,300)         (119,771)
========================================================================================================
End of period                                   --      $         --                --      $         --
________________________________________________________________________________________________________
========================================================================================================

NOTE 4 - FUTURES CONTRACTS

On July 31, 2005, $1,428,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                              OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------

                               NO. OF           MONTH/          MARKET VALUE         UNREALIZED
CONTRACT                      CONTRACTS       COMMITMENT          7/31/05           APPRECIATION
--------                      ---------       ----------        ------------        ------------

E-Mini S&P 500                   400           Sep-05/Long      $  24,736,000        $   669,175
=================================================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $136,549,710 and $163,067,220, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                                        $     3,817,191
--------------------------------------------------------------------------------------------------
     Securities sold short                                                                367,120
--------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                               (885,952)
--------------------------------------------------------------------------------------------------
     Securities sold short                                                             (1,984,741)
==================================================================================================
Net unrealized appreciation of investment securities                              $     1,313,618
__________________________________________________________________________________________________
==================================================================================================

Investments have the same cost for tax and financial statement purposes.

Securities sold short have the same cost for tax and financial statement purposes.


OPP3-QTR-1
                                      F-13

Item 2.   Controls and Procedures.

     (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Special Opportunities Funds

By:   /s/ ROBERT H. GRAHAM
      -----------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
      -----------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 29, 2005


By:   /s/ SIDNEY M. DILGREN
      -----------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: September 29, 2005
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                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.